SUBSEQUENT EVENTS (Tables)	3 Months Ended
Mar. 31, 2025
Disclosure of Events After Reporting Period [abstract]
Events Occurring After Closing Date and Prior to Issuance of Financial Statements
Events occurring after the closing date and prior to the issuance of these financial statements are detailed below:
Issuance of Negotiable Obligations

Company	Placement date	Class No.	Currency	NV	Term	Maturity Date	Rate
Banco Galicia	04.29.25	XXIV	Ps.	12,195,456	6 months	10.30.25	(1)	2.65%
Banco Galicia	04.29.25	XXV	Ps.	53,701,755	12 months	04.30.26	Tamar +	3.50%
Banco Galicia	05.07.25	XXVI	US$	128,025	205 days	11.28.25	(2)
Banco Galicia	05.23.25	XXVII	US$	68,703	7 months	12.30.25	(3)	4.00%
Banco Galicia	05.23.25	XXVIII	US$	71,872	12 months	05.29.26	(3)	5.90%
Tarjeta Naranja S.A.U.	04.25.25	LXIV- Serie I	US$	32,685	24 months	04.30.27	(3)	7.90%
Tarjeta Naranja S.A.U.	04.25.25	LXIV- Serie II	US$	45,000	6 months	10.31.25	(2)
Tarjeta Naranja S.A.U.	04.25.25	LXIV- Serie III	Ps.	85,072,998	12 months	04.30.26	Tamar +	4.50%
(1) Monthly effective rate
(2) Interest is not accrued.
(3) Annual nominal rate.